Financial instruments - Fair value heirarchy (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 1,365	$ 1,032
Current financial investments	7,426	7,041
Current derivative financial instruments - assets	578	318
Non-current derivative financial instruments - liabilities	(1,173)	(1,207)
Current derivative financial instruments liabilities	(462)	(352)
Fair value [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	3,433	2,365
Non-current derivative financial instruments - assets	1,365	1,032
Current financial investments	377	896
Current derivative financial instruments - assets	578	318
Cash equivalents	700	2,255
Non-current derivative financial instruments - liabilities	(1,173)	(1,207)
Current derivative financial instruments liabilities	(462)	(352)
Net fair value	4,817	5,307
Level 1 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,456	1,088
Non-current derivative financial instruments - assets	7	0
Current financial investments	0	365
Current derivative financial instruments - assets	86	0
Cash equivalents	0	0
Non-current derivative financial instruments - liabilities	(6)	0
Current derivative financial instruments liabilities	(70)	0
Net fair value	1,473	1,453
Level 2 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,700	1,027
Non-current derivative financial instruments - assets	1,139	806
Current financial investments	377	531
Current derivative financial instruments - assets	461	274
Cash equivalents	700	2,255
Non-current derivative financial instruments - liabilities	(1,148)	(1,172)
Current derivative financial instruments liabilities	(394)	(351)
Net fair value	2,835	3,370
Level 3 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	277	250
Non-current derivative financial instruments - assets	219	227
Current financial investments	0	0
Current derivative financial instruments - assets	33	44
Cash equivalents	0	0
Non-current derivative financial instruments - liabilities	(19)	(35)
Current derivative financial instruments liabilities	0	(1)
Net fair value	$ 510	$ 485